Other financial assets - Maturity (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other financial assets [Line Items]
Other financial assets.	$ 3,071,659	$ 4,979,292
2021
Disclosure of Other financial assets [Line Items]
Other financial assets.	2,194,651	1,624,018
2022
Disclosure of Other financial assets [Line Items]
Other financial assets.	101,216	983,571
Later than two years and not later than five years [member]
Disclosure of Other financial assets [Line Items]
Other financial assets.	573,420	1,791,549
Later than five years [member]
Disclosure of Other financial assets [Line Items]
Other financial assets.	$ 202,372	$ 580,154